CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	4,712	1,292	187
Amounts due from subsidiaries and Affiliated Entities	6,855,545	7,077,952	1,026,207
Prepayments and other current assets	130	151	22
Total current assets	6,860,387	7,079,395	1,026,416

Total assets	6,860,387	7,079,395	1,026,416

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	8,038	6,559	951
Total current liabilities	8,038	6,559	951
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	5,583,205	5,964,812	864,816
Total non-current liabilities	5,583,205	5,964,812	864,816
Total liabilities	5,591,243	5,971,371	865,767

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2021 and 2022; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2021 and 2022)	249	249	36
Less: Treasury stock (18,266,523 shares and 17,951,931 shares as of December 31, 2021 and 2022, respectively)	(293,795)	(288,600)	(41,843)
Additional paid-in capital	9,125,748	9,125,655	1,323,096
Accumulated other comprehensive income	271,821	298,981	43,348
Accumulated deficit	(7,834,879)	(8,028,261)	(1,163,988)
Total Tuniu Corporation shareholders’ equity	1,269,144	1,108,024	160,649
Total liabilities and equity	6,860,387	7,079,395	1,026,416

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(4,293)	(3,688)	(3,593)	(521)
Total operating expenses	(4,293)	(3,688)	(3,593)	(521)
Loss from operations	(4,293)	(3,688)	(3,593)	(521)
Share of loss of subsidiaries and affiliated entities	(1,301,972)	(124,832)	(198,586)	(28,792)
Other (expenses)/income
Foreign exchange (losses)/gains, net	(2,922)	4,669	5,284	766
Other income, net	1,231	2,327	3,513	511
Loss before income tax expense	(1,307,956)	(121,524)	(193,382)	(28,036)

Net loss	(1,307,956)	(121,524)	(193,382)	(28,036)
Accretion on redeemable noncontrolling interests	—	—	—	—
Net loss attributable to ordinary shareholders	(1,307,956)	(121,524)	(193,382)	(28,036)

Net loss	(1,307,956)	(121,524)	(193,382)	(28,036)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(18,772)	(3,191)	27,160	3,938
Comprehensive loss	(1,326,728)	(124,715)	(166,222)	(24,098)

Schedule of statements of cash flows

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cash used in operating activities	(4,779)	(2,341)	(2,205)	(321)
Cash provided by/(used in) investing activities	5,292	6,020	(989)	(143)
Cash (used in)/provided by financing activities	(250)	373	46	7

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	62	(272)	(39)
Net increase/(decrease) in cash, cash equivalents and restricted cash	262	4,114	(3,420)	(496)
Cash, cash equivalents and restricted cash at the beginning of year	336	598	4,712	683
Cash, cash equivalents and restricted cash at the end of year	598	4,712	1,292	187
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(45)	(28)	(35)	(5)